ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2020
Trade and other current payables [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities of the Company consist of amounts outstanding for trade and other purchases relating to development and exploration, along with administrative activities. The usual credit period taken for trade purchases is between 30 to 90 days.

	Year Ended December 31,
	2020	2019	2018
Trade accounts payable	$1,717,977	$2,420,392	$1,636,786
Accrued liabilities	41,186	-	-
	$1,759,163	$2,420,392	$1,636,786